Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	202405663	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
Acknowledged-The absence of the secondary review product was acknowledged by the lender.
 - Due Diligence Vendor-XXX
Acknowledged-The absence of the secondary review product was acknowledged by the lender. - Due Diligence Vendor-XXX
Ready for Review-XXX are not req's for transferred appraisals. Also secondary appraisal will be req'd at securitization  - Seller-XXX
Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. There is no XXX in the file. Please provide. - Due Diligence Vendor-XXX	Ready for Review-XXX are not req's for transferred appraisals. Also secondary appraisal will be req'd at securitization - Seller-XXX	Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
 Acknowledged-The absence of the secondary review product was acknowledged by the lender.
 - Due Diligence Vendor-XXX
 Acknowledged-The absence of the secondary review product was acknowledged by the lender. - Due Diligence Vendor-XXX
																	XXXpdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405659	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Deficient self-employment income documentation.	Resolved-Bank Statement for XXX ending XXX from XXX through XXX is now provided by Lender. Finding is resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Unable to locate the bank statements for XXX from XXX thru XXX that correspond with the XXX on p 578 and support that portion of the income that is used for qualifying purposes. Please provide those XXX . - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Bank Statement for XXX ending XXX from XXX through XXX is now provided by XXX. Finding is resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405670	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations - Due Diligence Vendor-XXX		Resolved-Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405658	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	1004D Completion Report is not on an as-is basis	Resolved-Copy of Completion Report received from client. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Appraisal is requiring "subject to completion plans and specifications..... - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX2	Resolved-Copy of Completion Report received from client. Finding resolved. - Due Diligence Vendor-XXX	XXXt.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405116	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-data discrepancy doesn't breach guideline - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged - Due Diligence Vendor-XXX
Ready for Review-acknowledged - Seller-XXX
Counter-Please review and acknowledge the following data tape discrepancies so this finding can be resolved:

Application date on 1003 is XXX and data tape shows  XXX.

DTI is XXX% and data tape showsXXX% (this is within XXX% tolerance). - Due Diligence Vendor-XXX
Ready for Review-Hi, what is it hat you want us to do? - Seller-XXX
														Open-Tape provided not matching application date & dti - Due Diligence Vendor-XXX	Ready for Review-acknowledged - Seller-XXX Ready for Review-Hi, what is it hat you want us to do? - Seller-XXX	Resolved-data discrepancy doesn't breach guideline - Due Diligence Vendor-XXX Acknowledged-Lender acknowledged - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405667	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID Disclosure Delivery and Receipt Date Validation Test	Resolved-Client provided copy of Initial CD. - Due Diligence Vendor-XXX
														Open-This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. - Due Diligence Vendor-XXX		Resolved-Client provided copy of Initial CD. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405667	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Client provided copy of Initial CD. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-TRID: Missing Closing Disclosure Missing Revised CD, Where as XXX was provided in pg number 401. Compliance pending - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Client provided copy of Initial CD. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405667	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. the uploaded gap credit dated XXX is what should be used for the liabilities.  Also max dti is XXX% - Seller-XXX
Open-Audited DTI of XXX% exceeds Guideline DTI of 50%.XXX reflecting in Credit Report Pg XXX with monthly payment of XXX. However, excluding from liabilities as it is paid by business LOX in Pg number #XXX. However, there is mismatch in all other monthly payments (XXX) to the XXX resulting in DTI discrepancy due to payments updated from Recent Credit Comparison report XXX
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. the uploaded gap credit dated XXX is what should be used for the liabilities. Also max dti is XXX% - Seller-XXX		XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405667	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Missing self-employment income documentation	Resolved-Bank Statement Calculation worksheet provided by client. Finding Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Please provide bank statement worksheet so we can validate the income. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Bank Statement Calculation worksheet provided by client. Finding Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405667	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Compliance	Right to cancel process contains multiple deficiencies	Resolved-Executed Right to Cancel provided by XXX. Finding Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Missing Right to cancel for both borrowers - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Executed Right to Cancel provided by client. Finding Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405687	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-The Sales Prices was adjusted on Purchase Contract and LTV has been calculated based on Sales Price which is lower than the Appraised Value. - Due Diligence Vendor-XXX
Ready for Review-Pls advise what is the issue? LTV is based on the Sales Price .  - Seller-XXX
Open- LTV and CTV and DTI and HTI mis match with ap data - Due Diligence Vendor-XXX
														Open-LTV and CTV and DTI and HTI mis match with ap data - Due Diligence Vendor-XXX	Ready for Review-Pls advise what is the issue? LTV is based on the Sales Price . - Seller-XXX	Resolved-The Sales Prices was adjusted on Purchase Contract and LTV has been calculated based on Sales Price which is lower than the Appraised Value. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405688	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Received acceptable secondary valuation, finding has been resolved. - Due Diligence Vendor-XXX
Acknowledged-Secondary valuation will be provided at securitization.   - Due Diligence Vendor-XXX
Resolved-Per client response, XXX value is not required per guidelines.  Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Per guides this is not required. But this will be taken care of at Securitization.  - Seller-XXX
Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. No Secondary Value or Additional Review Products have been provided - Due Diligence Vendor-XXX	Ready for Review-Per guides this is not required. But this will be taken care of at Securitization. - Seller-XXX	Resolved-Received acceptable secondary valuation, finding has been resolved. - Due Diligence Vendor-XXX
 Acknowledged-Secondary valuation will be provided at securitization.   - Due Diligence Vendor-XXX
 Resolved-Per client response, XXX value is not required per guidelines.  Finding resolved. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405688	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Pls Note the loan closed XXX. The Current XXX is dated XXX (which shows the Bwr has coverage at time of closing) and Current XXX is dated XXX.  - Seller-XXX
Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX there is another old hazard insurance(pg no# 430) also which is also not valid - Due Diligence Vendor-XXX
Rescinded-Hazard Insurance Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Pls Note the loan closed XXX. The Current HOI Policy is dated XXX(which shows the Bwr has coverage at time of closing) and Current XXX is dated XXX. - Seller-XXX	Resolved-Hazard Insurance Effective Date of XXX is prior to or equal to the Note Date of XXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XXX
 Rescinded-Hazard Insurance Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405689	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-FICO meets guidelines. Used the score of XXX - Due Diligence Vendor-XXX
Ready for Review-Note the Brokers CR was used which has a score of XXX - Seller-XXX
														Open-Qualifying FICO - Due Diligence Vendor-XXX	Ready for Review-Note the XXX was used which has a score of XXX - Seller-XXX	Resolved-FICO meets guidelines. Used the score of XXX - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405682	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Document acceptable. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Document acceptable. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405679			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Resolved-Audited CLTV of XXX% is less than or equal to Guideline CLTV of 80% - Due Diligence Vendor-XXX Rescinded-Audited CLTV of XXX% exceeds Guideline CLTV of 75% - Due Diligence Vendor-XXX		Resolved-Audited CLTV of XXX% is less than or equal to Guideline CLTV of 80% - Due Diligence Vendor-XXX Rescinded-Audited CLTV of XXX% exceeds Guideline CLTV of 75% - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405679	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Resolved-Audited HLTV of XXX% is less than or equal to Guideline HCLTV of 80% - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-The Matrix states: | DSCR < XXX Minimum FICO XXX Maximum LTV XXX% - Seller-XXX
Counter-As per the matrix guidelines(dated XXX maximum LTV is XXX% for DSCR<XXX. Please provide updated matrix to justify the XXX% qualifying LTV. Refer to attached screenshot - Due Diligence Vendor-XXX
Ready for Review-per our matrix the Bwrs can go to XXX% LTV with a credit score of XXX+. ***Minimum FICO XXX Maximum LTV XXX%  - Seller-XXX
Open-Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% will be resolved by LTV finding. - Due Diligence Vendor-XXX
Open-Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-The Matrix states: | DSCR < XXX - XXX Minimum FICO XXX Maximum LTV XXX% - Seller-XXX
 Ready for Review-per our matrix the Bwrs can go to XXX% LTV with a credit score of XXX+. ***Minimum FICO XXX Maximum LTV XXX%  - Seller-XXX
																Resolved-Audited HLTV of XXX% is less than or equal to Guideline HCLTV of 80% - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405679	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-The matrix states | DSCR < XXX Minimum FICO XXX Maximum LTV XXX% - Seller-XXX
Counter-Document Uploaded. As per the matrix guidelines(dated XXX maximum LTV is XXX% for DSCR<XXX. Please provide updated matrix to justify the XXX% qualifying LTV. Refer to attached screenshot - Due Diligence Vendor-XXX
Ready for Review-per our matrix the Bwrs can go to XXX% LTV with a credit score of XXX+. ***Minimum FICO XXX Maximum LTV XXX%  - Seller-XXX
Open-Audited LTV of XXX% exceeds Guideline LTV of 75% Qualifying LTV is XXX% maximum guideline LTV is 75%for DSCR <XXX . Please provide exception or justification - Due Diligence Vendor-XXX
Open-Audited LTV of XXX% exceeds Guideline LTV of 75% - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-The matrix states | DSCR < XXX - XXX Minimum FICO XXX Maximum LTV XXX% - Seller-XXX
 Ready for Review-per our matrix the Bwrs can go to XXX% LTV with a credit score of XXX+. ***Minimum FICO XXX Maximum LTV XXX%  - Seller-XXX
																Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-XXX	XXX.png XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405681	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX was used - Seller-XXX
														Open-Tape data does not match true data on FICO score. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405683	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
Ready for Review-This will be taken care of at securitization  - Seller-XXX
Open-Second Appraisal/ Valuation is Missing The CU score of the UCDP on page 517 is XXX, file does not contain a CDA or review. - Due Diligence Vendor-XXX	Ready for Review-This will be taken care of at securitization - Seller-XXX	Resolved-Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
 Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405683	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. The XXX was used - Seller-XXX
														Open-FICO score per 1008 on page 621 & 603 is 716, the mid score per credit report dated XXX on page 327 is 713. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. The XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405690	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged they used broker report. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. The XXX was used - Seller-XXX
Open-there is discrepancy in true data and tape date :

Qualifying FICO
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. The XXX was used - Seller-XXX	Resolved-Lender acknowledged they used broker report. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405684	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX was used - Seller-XXX
Open-1. Qualifying FICO - Considered from Updated Credit Report in Page #314
														2. Application Date - Initial 1003 in Page #734 reflecting as XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405655	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Valuation product is deficient	Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
Ready for Review-valuation product will be taken care of at Securitization - Seller-XXX
Open-No CU score on XXX please provide updated document or another valuation product. - Due Diligence Vendor-XXX	Ready for Review-valuation product will be taken care of at Securitization - Seller-XXX	Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
 Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405655	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved.
 - Due Diligence Vendor-XXX
Ready for Review-XXX was used - Seller-XXX
Ready for Review-Document Uploaded. XXX was used - Seller-XXX
														Open-Considered FICO score from latest credit report. - Due Diligence Vendor-XXX	Ready for Review-XXX was used - Seller-XXX Ready for Review-Document Uploaded. XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405672	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Hazard Insurance Coverage Amount of $XXX is less than Required Coverage Amount of $XXX and Guaranteed Replacement Coverage indicator is 'No' Please provide Hazard Policy to reflect enough coverage up to $XXX or above to equal at least the loan amount. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405672	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX was used - Seller-XXX
														Open-Fico score discrepancy. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405675	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Lowest appraised value > XXX% variance from CDA value	Resolved-The Variance between the Property Value of the Secondary Valuation and the Property Value of the Primary Valuation is within XXX% or Not Applicable. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Please provide a valuation within the tolerance threshold or an exception. - Due Diligence Vendor-XXX
Ready for Review-Dis-regard prev question I found the AVM, thanks - Seller-XXX
Ready for Review-What page is the secondary valuation that you have? - Seller-XXX
Open-The Variance between the Property value of the Secondary Valuation and the Property Value of the Primary Valuation exceeds
XXX% (Variance is -XXX%). Please provide justification, exception or updated valuation product. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-Dis-regard prev question I found the XXX, thanks - Seller-XXX
 Ready for Review-What page is the secondary valuation that you have? - Seller-XXX
																Resolved-The Variance between the Property Value of the Secondary Valuation and the Property Value of the Primary Valuation is within XXX% or Not Applicable. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405675	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Corporation/LLC: Operating Agreement Document is missing	Resolved-Documentation provided. Finding resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Please provide entity formation docs for XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Documentation provided. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405675	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	File does not contain all required Asset Statement(s)	Resolved-Acceptable explanation. - Due Diligence Vendor-XXX
Ready for Review-Since the Bwr received over $XXX back at closing the Assets were no linger required since cash back at closing can be used for reserves  - Seller -XXX
														Open-the final 1003 on page 111 inicates that assets amounting to $XXX were verified. Please provide the stated asset statements. - Due Diligence Vendor-XXX	Ready for Review-Since the Bwr received over $XXX back at closing the Assets were no linger required since cash back at closing can be used for reserves - Seller-XXX	Resolved-Acceptable explanation. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405673	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the XXX was used. Finding resolved.
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. The XXX was used - Seller-XXX
														Open-Considered FICO score from latest credit report page #376. Tape data reflecting the score from old credit report. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. The XXX was used - Seller-XXX	Resolved-Lender acknowledged that the XXX was used. Finding resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405677	Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Valuation product is deficient	Resolved-Document Uploaded. Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
Ready for Review-The XXX was for the land only. An valuation will be completed at Securitization  - Seller-XXX
Open-XXX score is at XXX. The supporting XXX on page 481 shows a property value of $XXX compared to the appraisal value of $XXX. Please provide justification or explanation for this variance. - Due Diligence Vendor-XXX	Ready for Review-The XXX was for the land only. An valuation will be completed at Securitization - Seller-XXX	Resolved-Document Uploaded. Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
 Acknowledged-Lender acknowledged that the issue would be addressed at securitization. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405677	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-File updated no discrepancy noted - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Taxes are listed as $XXX on the 1008 but tax cert on page 507 shows yearly tax amount of $XXX. Please provide updated docs. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated no discrepancy noted - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405680	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX
														Open-Second Appraisal/ Valuation is Missing Required for Securitizations Second Appraisal/ Valuation is Missing Required for Securitizations - Due Diligence Vendor-XXX		Resolved-Document Uploaded. Received acceptable secondary valuation, finding has been resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405692			Closed	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Finding has been waived with exception - Due Diligence Vendor-XXX Waived-Housing History - Forbearance (out of guidelines) - Due Diligence Vendor-XXX		Waived-Finding has been waived with exception - Due Diligence Vendor-XXX Waived-Housing History - Forbearance (out of guidelines) - Due Diligence Vendor-XXX			Verified reserves are XXX months. Credit score XXX program min XXX;	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
XXX	202405693			Closed	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	1004D Completion Report is not on an as-is basis	Resolved-File updated - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Appraisal is subject to completion please provide appraisal update. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-File updated - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	202405693	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Corporation/LLC: Operating Agreement Document is missing	Resolved-Document acceptable. Finding resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Vested business entity docs missing from file please provide. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Document acceptable. Finding resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A